Filed under Rules 497(e) and 497(k)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA JPMorgan Diversified Balanced Portfolio

(the “Portfolio”)

Supplement dated October 18, 2019

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2019, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA JPMorgan Diversified Balanced Portfolio – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since

Michael Feser, CFA Managing Director and Portfolio Manager in the Multi-Asset Solutions team	2016
Jeffrey Geller, CFA Managing Director and Portfolio Manager in the Multi-Asset Solutions team	2019
Morgan M. Moriarty, CFA Vice President and Portfolio Manager in the Multi-Asset Solutions team	2019
John Speer, CFA Vice President and Portfolio Manager in the Multi-Asset Solutions team	2018

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the second paragraph under “J.P. Morgan Investment Management Inc. (JPMorgan)” is deleted in its entirety and replaced with the following:

The SA JPMorgan Diversified Balanced Portfolio is managed by Michael Feser, Jeffrey Geller, Morgan Moriarty and John Speer. Mr. Feser, Managing Director of J.P. Morgan Asset Management, joined the firm in 1994 and is a Portfolio Manager on the Multi-Asset Solutions team based in New York. He is a CFA charterholder. Mr. Geller, joined the firm in 2006, is a managing director and Chief Investment Officer of Multi-Asset Solutions, where he is responsible for investment oversight of all mandates managed in New York. This includes providing oversight with respect to manager and strategy suitability and fit and ensuring that the team’s asset allocation views are reflected appropriately across a diverse set of mandates. Mr. Geller is also a portfolio manager for less constrained multi-asset class portfolios as well as portfolios with alternatives exposure. He is a CFA charterholder and is Series 24, 7, and 63 licensed. Ms. Moriarty is a Vice President and a CFA charterholder. She is a portfolio manager in the Multi-Asset Solutions team and an employee of JPMorgan since 2011. Ms. Moriarty focuses on asset allocation, portfolio construction manager selection and global tactical asset allocation across multi-asset class portfolios. Mr. Speer, Vice President, joined the firm in 2007 and is a Portfolio Manager on the Multi-Asset Solutions team in the U.S. He focuses on manager selection, portfolio construction, and tactical asset allocation across both traditional and alternative asset classes. Mr. Speer is also a CFA charterholder.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary

Prospectus and/or Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-JPB1.1 (10/19)

Filed under Rule 497(e)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA JPMorgan Diversified Balanced Portfolio

(the “Portfolio”)

Supplement dated October 18, 2019

to the Portfolio’s Statement of Additional Information (“SAI”)

dated May 1, 2019, as supplemented and amended to date

Effective immediately, in the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” the information with respect to J.P. Morgan Investment Management Inc. (“JP Morgan”) is revised by removing Nicole Goldberger and replacing her information with the following:

Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of June 30, 2019)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
JP Morgan	Moriarty, Morgan	5	$7,957.1	19	$6,299.2	18 (1)	$5,692.9 (2,263.4)

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAST_SAI_SUP7 (10/19)